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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-08415

Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street

Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:     (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen Core Plus Bond Fund, for the six months ended October 31, 2008. This series has April 30 fiscal year end.

Date of reporting period:     October 31, 2008

Item 1 – Reports to Stockholders.

Evergreen Core Plus Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
33	STATEMENT OF ASSETS AND LIABILITIES
34	STATEMENT OF OPERATIONS
35	STATEMENTS OF CHANGES IN NET ASSETS
37	NOTES TO FINANCIAL STATEMENTS
50	ADDITIONAL INFORMATION
60	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2008

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Core Plus Bond Fund for the six-month period ended October 31, 2008 (the “period”).

World capital markets experienced unprecedented volatility in the final weeks of the period. Further evidence of deteriorating conditions in the global economy combined with uncertainty about government policy responses to cause stock and corporate bond valuations to plummet in both domestic and foreign markets. During October 2008, the final month of the period, the U.S. equity market experienced its worst one-month loss in more than 20 years, with the S&P 500® Index dropping by almost 17%. High yield corporate bonds performed almost as poorly. In contrast, U.S. Treasuries gathered strength, as safety-conscious investors appeared willing to accept yields that sometimes fell below 1%. The flight to quality extended to capital markets beyond the United States. Foreign sovereign government securities in industrialized nations held up relatively well, but international stock indexes declined by as much as 20% during October 2008 and the values of emerging market debt and foreign high yield corporate bonds also sank. Signs of global recession, meanwhile, continued to pressure commodities, while the prices of gold and the U.S. dollar strengthened.

Economic news grew steadily worse during the period, prompting major governments and central banks to search for new ways to intervene to re-stimulate growth. After months of deceleration, the U.S. economy finally contracted in the third quarter of 2008. Real Gross Domestic Product (“GDP”) fell by 0.5%, with consumer spending recording its greatest drop in three decades. News was hardly better overseas. The European Union’s economic analysis bureau reported that the economy of the 15-nation Eurozone slipped into recession during the third quarter of 2008, with GDP falling by 0.2%. Outside of major developed economies, signs of economic slowing appeared in even the fastest-growing economies. In China, the central government announced a major fiscal program to stimulate growth while the central bank cut interest rates by one-half of a percentage point. Even after the period ended, evidence of further economic deterioration only continued. U.S. retail sales plummeted and durable goods orders sank, while new unemployment claims reached a 16-year high in mid-November 2008. Faced with widening evidence of economic deterioration, the central banks in the U.S. and other major industrialized nations injected added liquidity into the markets. In the U.S., the overnight bank lending rate stood at just 1.00% after the Federal Reserve Board (the “Fed”) slashed the fed funds rate to 1.00%. In November 2008, the federal government provided U.S.-based Citigroup with a second massive

LETTER TO SHAREHOLDERS continued

capital infusion and moved to guarantee the financial services giant against most losses on up to $300 billion in troubled investments. Later, the Fed and the Treasury Department moved to inject more cash into the credit system by announcing plans to buy up to $800 billion in securities backed by mortgages or consumer loans. At the same time, concerns grew about the faltering domestic automotive industry. Against this backdrop, President-elect Barack Obama announced his new economic team and began outlining additional plans to revive the U.S. economy.

During a volatile and challenging period in the capital markets, the investment managers of Evergreen’s intermediate and long-term bond funds paid careful attention to risk management in a rapidly changing market environment. The teams supervising Evergreen U.S. Government Fund, Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund and Evergreen Institutional Mortgage Portfolio focused on interest-rate movements, Fed policy and general economic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund positioned the portfolio relatively conservatively during a period of growing risk aversion. Managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds while maintaining exposure to dividend-paying stocks.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully-diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

Notice to Shareholders:

•

The financial statements contained in the annual report dated April 30, 2008, have been restated effective June 11, 2009, to reflect a change in the value of five securities held by the Fund. The principal effect of the restatement was to decrease the fund’s net assets, net asset value per share, and total return for the year ended April 30, 2008.

A copy of the restated shareholder report is available on EvergreenInvestments.com. If you have questions regarding this restatement, please contact your financial advisor or an Evergreen Client Service representative at 800-343-2898.

FUND AT A GLANCE

as of October 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisors:

Evergreen International Advisors; Tattersall Advisory Group, Inc.

Portfolio Managers:

Robert A. Calhoun, CFA; Michael Lee; Anthony Norris; Alex Perrin; Peter Wilson; Parham M. Behrooz, CFA; Andrew Cestone; Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1972

	Class A	Class B	Class C	Class I
Class inception date	5/20/2005	5/20/2005	5/20/2005	11/30/1972

Nasdaq symbol	EKDLX	EKDMX	EKDCX	EKDYX

6-month return with sales charge	-22.71%	-23.05%	-19.95%	N/A

6-month return w/o sales charge	-18.84%	-19.10%	-19.16%	-18.73%

Average annual return*

1-year with sales charge	-25.97%	-26.54%	-23.60%	N/A

1-year w/o sales charge	-22.26%	-22.86%	-22.86%	-22.06%

5-year	-2.15%	-2.00%	-1.70%	-1.01%

10-year	2.16%	2.39%	2.39%	2.75%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to 5/23/2005 is based on the performance of the fund’s predecessor closed-end fund, Vestaur Securities Fund. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not, and Vestaur Securities Fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Core Plus Bond Fund Class A shares versus a similar investment in the Barclays Capital Aggregate Bond Index (BCABI) and the Consumer Price Index (CPI).

The BCABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates. A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of October 31, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$799.13	$4.17
Class B	$1,000.00	$795.98	$7.56
Class C	$1,000.00	$795.98	$7.56
Class I	$1,000.00	$800.18	$3.04
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.57	$4.69
Class B	$1,000.00	$1,016.79	$8.49
Class C	$1,000.00	$1,016.79	$8.49
Class I	$1,000.00	$1,021.83	$3.41

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.92% for Class A, 1.67% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30,			Year Ended November 30, 2005[2,3]

		2008	2007	2006[1]

Net asset value, beginning of period	$13.40	$14.45	$14.25	$14.53	$14.83

Income from investment operations
Net investment income (loss)	0.37	0.74	0.81	0.33	0.41 [4]
Net realized and unrealized gains or losses on investments	(2.85)	(1.07)	0.23	(0.27)	(0.28)

Total from investment operations	(2.48)	(0.33)	1.04	0.06	0.13

Distributions to shareholders from
Net investment income	(0.36)	(0.51)	(0.83)	(0.34)	(0.43)
Tax basis return of capital	0	(0.21)	(0.01)	0	0

Total distributions to shareholders	(0.36)	(0.72)	(0.84)	(0.34)	(0.43)

Net asset value, end of period	$10.56	$13.40	$14.45	$14.25	$14.53

Total return[5]	(18.84)%	(2.38)%	7.49%	0.43%	0.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$122,950	$167,732	$199,442	$213,268	$226,450
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%[6]	0.92%	0.94%	0.96%[6]	0.97%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.18%[6]	1.15%	1.16%	1.19%[6]	1.15%[6]
Net investment income (loss)	5.84%[6]	5.23%	5.65%	5.43%[6]	5.28%[6]
Portfolio turnover rate	96%[7]	374%[7]	70%	30%	55%

1	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
2	For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.
3

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class A shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class A shares commenced on May 20, 2005.

4	Net investment income (loss) per share is based on average shares outstanding during the period.
5	Excluding applicable sales charges
6	Annualized
7	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30,			Year Ended November 30, 2005[2,3]

		2008	2007	2006[1]

Net asset value, beginning of period	$13.40	$14.45	$14.25	$14.53	$14.83

Income from investment operations
Net investment income (loss)	0.33	0.64	0.70	0.28	0.36 [4]
Net realized and unrealized gains or losses on investments	(2.86)	(1.07)	0.23	(0.26)	(0.28)

Total from investment operations	(2.53)	(0.43)	0.93	0.02	0.08

Distributions to shareholders from
Net investment income	(0.31)	(0.41)	(0.72)	(0.30)	(0.38)
Tax basis return of capital	0	(0.21)	(0.01)	0	0

Total distributions to shareholders	(0.31)	(0.62)	(0.73)	(0.30)	(0.38)

Net asset value, end of period	$10.56	$13.40	$14.45	$14.25	$14.53

Total return[5]	(19.10)%	(3.18)%	6.71%	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,743	$13,618	$16,102	$18,277	$20,439
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%[6]	1.67%	1.67%	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.93%[6]	1.85%	1.85%	1.89%[6]	1.85%[6]
Net investment income (loss)	5.09%[6]	4.49%	4.91%	4.72%[6]	4.58%[6]
Portfolio turnover rate	96%[7]	374%[7]	70%	30%	55%

1	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
2	For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.
3

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class B shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class B shares commenced on May 20, 2005.

4	Net investment income (loss) per share is based on average shares outstanding during the period.
5	Excluding applicable sales charges
6	Annualized
7	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30,			Year Ended November 30, 2005[2,3]

		2008	2007	2006[1]

Net asset value, beginning of period	$13.40	$14.45	$14.25	$14.53	$14.83

Income from investment operations
Net investment income (loss)	0.33	0.63	0.70	0.28	0.36 [4]
Net realized and unrealized gains or losses on investments	(2.86)	(1.06)	0.23	(0.26)	(0.28)

Total from investment operations	(2.53)	(0.43)	0.93	0.02	0.08

Distributions to shareholders from
Net investment income	(0.31)	(0.41)	(0.72)	(0.30)	(0.38)
Tax basis return of capital	0	(0.21)	(0.01)	0	0

Total distributions to shareholders	(0.31)	(0.62)	(0.73)	(0.30)	(0.38)

Net asset value, end of period	$10.56	$13.40	$14.45	$14.25	$14.53

Total return[5]	(19.16)%	(3.11)%	6.71%	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,125	$21,699	$24,157	$25,972	$27,764
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%[6]	1.67%	1.67%	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.93%[6]	1.85%	1.85%	1.89%[6]	1.85%[6]
Net investment income (loss)	5.09%[6]	4.48%	4.91%	4.72%[6]	4.58%[6]
Portfolio turnover rate	96%[7]	374%[7]	70%	30%	55%

1	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
2	For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.
3

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class C shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class C shares commenced on May 20, 2005.

4	Net investment income (loss) per share is based on average shares outstanding during the period.
5	Excluding applicable sales charges
6	Annualized
7	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30,			Year Ended November 30,

CLASS I		2008	2007	2006[1]	2005[2]	2004[2]	2003[2]

Net asset value, beginning of period	$13.40	$14.45	$14.25	$14.53	$15.14	$15.14	$14.27

Income from investment operations
Net investment income (loss)	0.38	0.76	0.83	0.34	0.79 [3]	0.93	0.95
Net realized and unrealized gains or losses on investments	(2.84)	(1.05)	0.25	(0.26)	(0.41)	0.02	0.91

Total from investment operations	(2.46)	(0.29)	1.08	0.08	0.38	0.95	1.86

Distributions to shareholders from
Net investment income	(0.38)	(0.55)	(0.87)	(0.36)	(0.86)	(0.95)	(0.99)
Tax basis return of capital	0	(0.21)	(0.01)	0	(0.13)[4]	0	0

Total distributions to shareholders	(0.38)	(0.76)	(0.88)	(0.36)	(0.99)	(0.95)	(0.99)

Net asset value, end of period	$10.56	$13.40	$14.45	$14.25	$14.53	$15.14	$15.14

Total return	(18.73)%	(2.13)%	7.78%	0.55%	2.82%	6.47%	13.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$35,228	$47,668	$56,478	$61,711	$65,893	$97,235	$97,277
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.67%[5]	0.67%	0.67%	0.67%[5]	0.79%	0.94%	0.91%
Expenses excluding waivers/reimbursements and expense reductions	0.93%[5]	0.85%	0.85%	0.89%[5]	0.88%	0.97%	0.94%
Net investment income (loss)	6.09%[5]	5.48%	5.91%	5.72%[5]	5.50%	6.10%	6.43%
Portfolio turnover rate	96%[6]	374%[6]	70%	30%	55%	23%	45%

1	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
2

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. The financial highlights for the periods prior to May 23, 2005 are those of Vestaur Securities Fund. The per share information has been restated to give effect to this transaction. Total return performance reflects the total return of Vestaur Securities Fund based on its net asset value.

3	Net investment income (loss) per share is based on average shares outstanding during the period.
4	Return of capital relates to former Vestaur Securities Fund shareholders and is based on average shares outstanding from December 1, 2004 through May 20, 2005.
5	Annualized
6	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.8%
FIXED-RATE 1.8%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 ## (cost $3,112,998)	$3,109,888	$3,212,763

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.3%
FIXED-RATE 4.3%
FHLMC:
Ser. 2594, Class QE, 5.00%, 08/15/2031	2,395,000	2,328,003
Ser. 2647, Class PC, 5.00%, 11/15/2031	2,500,000	2,426,008
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	16,443	17,375
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	2,800,000	2,802,648
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	168,706	174,854

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $7,572,671)		7,748,888

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 20.9%
FIXED-RATE 20.9%
FHLMC:
5.00%, 09/15/2028	210,000	208,502
6.50%, 09/25/2043	100,264	105,138
7.50%, 09/01/2013-08/25/2042	140,884	146,840
9.00%, 12/01/2016	107,494	116,051
9.50%, 12/01/2022	16,140	17,824
FHLMC 30 year:
5.00%, TBA #	11,475,000	10,860,009
5.50%, TBA #	5,430,000	5,296,797
FNMA:
5.69%, 11/01/2011	5,052,449	5,201,951
6.27%, 02/01/2011 ##	3,306,397	3,401,240
6.45%, 09/01/2016	1,726,933	1,761,972
7.87%, 07/01/2026	2,972,506	3,274,132
9.00%, 02/01/2025-09/01/2030	160,609	175,617
10.00%, 09/01/2010-04/01/2021	77,241	87,857
FNMA 15 year:
4.50%, TBA #	3,705,000	3,526,697
5.00%, TBA #	620,000	606,147
5.50%, TBA #	2,940,000	2,931,271
GNMA:
8.00%, 03/15/2022-08/15/2024	56,979	61,061
8.25%, 05/15/2020	53,287	57,147
8.50%, 09/15/2024-01/15/2027	27,275	29,318
9.00%, 12/15/2019	56,877	61,968
9.50%, 09/15/2019	9,970	11,015
10.00%, 01/15/2019-03/15/2020	28,552	33,043

Total Agency Mortgage-Backed Pass Through Securities (cost $38,428,670)		37,971,597

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.8%

FIXED-RATE 0.8%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	$149,800	$148,801
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	1,353,473	1,250,445

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $1,427,947)		1,399,246

ASSET-BACKED SECURITIES 2.0%
Acacia CDO, Ltd.:
Ser. 05A, Class E, FRN, 5.60%, 11/08/2039 144A ☐	3,000,000	225,000
Ser. 10A, Class C, FRN, 4.12%, 09/07/2046 144A	1,021,393	17,180
C-Bass, Ltd., Ser. 13A, Class D, FRN, 5.17%, 03/17/2040 144A	1,735,000	61,246
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust, Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	1,500,000	761,110
Deutsche Alt-A Securities, NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A ☐	138,736	2,775
GSAA Home Equity Trust, Ser. 2007-5, Class 1AV1, FRN, 3.36%, 03/25/2047	48,466	40,943
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%, 10/25/2032	2,500,000	1,390,235
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 5.83%, 07/07/2040 144A ☐	2,560,890	385,414
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	1,078,000	820,311

Total Asset-Backed Securities (cost $9,014,951)		3,704,214

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.5%
FIXED-RATE 12.3%
American Home Mtge. Investment Trust:
Ser. 2005-2, Class LV-A, 5.66%, 08/25/2035	726,492	464,153
Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	1,000,000	454,700
Banc of America Comml. Mtge., Inc.:
Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	2,849,082
Ser. 2003-7, Class B6, 4.75%, 09/25/2018	218,067	103,632
Ser. 2007-04, Class A4, 5.74%, 02/10/2051	50,000	37,686
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class C, 5.70%, 07/10/2017	855,000	395,340
Commercial Mtge. Pass-Through Cert., Ser. 2007-C9, Class B, 5.82%, 12/10/2049	910,000	436,531
Crown Castle Towers, LLC, Ser. 2006-1A, Class C, 5.47%, 11/15/2036 144A	1,920,000	1,428,538
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.70%, 12/10/2049	2,500,000	1,172,479
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A2, 5.78%, 08/10/2045	3,665,000	3,203,530
Greenwich Capital Comml. Funding Corp.:
Ser. 2004-GG1, Class A7, 5.32%, 06/10/2036	4,000,000	3,445,758
Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	80,000	48,721
GS Mtge. Securities Corp., Ser. 2007-GG10, Class AM, 5.80%, 08/10/2045	2,700,000	1,666,762

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	$2,384,935	$2,337,962
Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	1,000,000	536,287
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	3,045,000	2,721,373
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%, 10/15/2035 144A	1,042,000	692,993
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	1,085,000	451,393

		22,446,920

FLOATING-RATE 2.2%
Capmark, Ltd., Ser. 2006-7A, Class B, 4.93%, 08/20/2036 144A	500,000	230,015
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.72%, 03/15/2049	450,000	278,874
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.55%, 02/15/2039	2,835,000	1,856,235
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB19, Class A4, 5.75%, 02/12/2049	2,105,000	1,585,471
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B3, 5.88%, 05/25/2036 144A	421,503	45,248

		3,995,843

Total Commercial Mortgage-Backed Securities (cost $36,056,867)		26,442,763

CORPORATE BONDS 26.6%
CONSUMER DISCRETIONARY 2.7%
Auto Components 0.1%
Cooper Standard Automotive, Inc., 7.00%, 12/15/2012	10,000	6,350
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	110,000	55,550
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	60,000	48,000

		109,900

Automobiles 0.0%
Ford Motor Co., 7.875%, 06/15/2010	25,000	16,802
General Motors Corp., 6.75%, 12/01/2014	15,000	7,583

		24,385

Diversified Consumer Services 0.0%
Carriage Services, Inc., 7.875%, 01/15/2015	35,000	29,400
Sotheby’s, 7.75%, 06/15/2015 144A	20,000	13,029

		42,429

Hotels, Restaurants & Leisure 0.2%
Boyd Gaming Corp., 7.75%, 12/15/2012	5,000	4,125
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	70,000	39,900
8.125%, 05/15/2011	20,000	7,200
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	35,000	15,575
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	110,000	53,900
MGM MIRAGE, 8.50%, 09/15/2010	15,000	10,463

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure continued
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	$59,000	$53,985
Seneca Gaming Corp., 7.25%, 05/01/2012	50,000	33,750
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	80,000	39,600
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	50,000	40,125

		298,623

Household Durables 0.2%
Centex Corp., 5.80%, 09/15/2009	65,000	58,175
D.R. Horton, Inc.:
4.875%, 01/15/2010	25,000	21,563
8.00%, 02/01/2009	50,000	48,500
9.75%, 09/15/2010	65,000	61,262
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	20,000	15,900
6.50%, 01/15/2014	15,000	4,575
11.50%, 05/01/2013 144A	5,000	4,075
Lennar Corp.:
5.125%, 10/01/2010	90,000	68,850
7.625%, 03/01/2009	25,000	23,000
Libbey, Inc., FRN, 9.93%, 06/01/2011	80,000	52,000
Meritage Homes Corp., 7.00%, 05/01/2014	45,000	27,675
Pulte Homes, Inc.:
7.875%, 08/01/2011	5,000	4,263
8.125%, 03/01/2011	15,000	13,125

		402,963

Internet & Catalog Retail 0.0%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016 144A	20,000	16,900

Media 0.7%
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	20,000	15,500
10.875%, 09/15/2014 144A	195,000	159,412
CSC Holdings, Inc., 7.625%, 04/01/2011	55,000	50,875
Idearc, Inc., 8.00%, 11/15/2016	155,000	22,281
Lamar Media Corp.:
6.625%, 08/15/2015	5,000	3,700
7.25%, 01/01/2013	10,000	7,900
Mediacom, LLC, 7.875%, 02/15/2011	25,000	21,375
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	85,000	33,575
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	40,000	33,100
Time Warner, Inc., 7.625%, 04/15/2031	1,100,000	881,625

		1,229,343

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multiline Retail 0.8%
Kohl’s Corp., 6.875%, 12/15/2037	$575,000	$391,899
Macy’s, Inc.:
6.375%, 03/15/2037	700,000	357,307
7.45%, 09/15/2011	500,000	409,537
7.875%, 07/15/2015	20,000	15,071
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	35,000	24,150
Target Corp., 6.50%, 10/15/2037	450,000	324,750

		1,522,714

Specialty Retail 0.6%
American Achievement Corp., 8.25%, 04/01/2012 144A	125,000	125,312
Best Buy Co., Inc., 6.75%, 07/15/2013 144A	15,000	14,138
Home Depot, Inc., 5.875%, 12/16/2036	1,530,000	917,425
Payless ShoeSource, Inc., 8.25%, 08/01/2013	25,000	18,875

		1,075,750

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	225,000	185,625

CONSUMER STAPLES 0.1%
Food & Staples Retailing 0.0%
Rite Aid Corp., 10.375%, 07/15/2016	5,000	3,500

Food Products 0.1%
Del Monte Foods Co.:
6.75%, 02/15/2015	15,000	12,450
8.625%, 12/15/2012	70,000	63,700
Pilgrim’s Pride Corp., 7.625%, 05/01/2015	45,000	15,525
Tyson Foods, Inc., 7.35%, 04/01/2016	30,000	22,371

		114,046

Personal Products 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	10,000	6,150

ENERGY 2.4%
Energy Equipment & Services 0.2%
Bristow Group, Inc., 7.50%, 09/15/2017	50,000	37,750
GulfMark Offshore, Inc., 7.75%, 07/15/2014	55,000	40,975
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	140,000	103,600
Parker Drilling Co., 9.625%, 10/01/2013	83,000	69,720
PHI, Inc., 7.125%, 04/15/2013	125,000	92,500

		344,545

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels 2.2%
Chesapeake Energy Corp., 6.875%, 01/15/2016	$220,000	$177,650
El Paso Corp.:
7.25%, 06/01/2018	20,000	15,100
7.42%, 02/15/2037	60,000	39,362
EnCana Corp., 6.625%, 08/15/2037	1,225,000	867,851
Encore Acquisition Co.:
6.00%, 07/15/2015	65,000	42,900
6.25%, 04/15/2014	30,000	21,300
Exco Resources, Inc., 7.25%, 01/15/2011	105,000	85,575
Ferrellgas Partners, LP, 6.75%, 05/01/2014 144A	70,000	50,050
Forest Oil Corp.:
7.25%, 06/15/2019 144A	35,000	23,975
7.25%, 06/15/2019	30,000	20,550
Frontier Oil Corp., 6.625%, 10/01/2011	35,000	31,150
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,125,000	857,665
Newfield Exploration Co.:
6.625%, 04/15/2016	55,000	40,975
7.125%, 05/15/2018	30,000	21,337
Peabody Energy Corp.:
5.875%, 04/15/2016	155,000	120,125
7.875%, 11/01/2026	25,000	19,688
Petrohawk Energy Corp., 7.875%, 06/01/2015 144A	130,000	88,725
Plains Exploration & Production Co.:
7.625%, 06/01/2018	40,000	26,400
7.75%, 06/15/2015	40,000	29,400
Quicksilver Resources, Inc., 8.25%, 08/01/2015	35,000	24,500
Sabine Pass LNG, LP, 7.25%, 11/30/2013	190,000	135,850
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	15,000	10,050
Southwestern Energy Co., 7.50%, 02/01/2018 144A	20,000	16,500
Sunoco, Inc., 9.00%, 11/01/2024	500,000	453,697
Tesoro Corp., 6.50%, 06/01/2017	145,000	97,875
Williams Cos.:
7.125%, 09/01/2011	135,000	121,575
8.125%, 03/15/2012	10,000	9,150
XTO Energy, Inc., 6.75%, 08/01/2037	700,000	520,108

		3,969,083

FINANCIALS 15.6%
Capital Markets 5.1%
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 + ☐	3,500,000	3,340,155
E*TRADE Financial Corp.:
12.50%, 11/30/2017 144A	50,000	44,250
12.50%, 11/30/2017	5,000	4,525

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Capital Markets continued
Goldman Sachs Group, Inc.:
5.125%, 01/15/2015	$5,000	$4,155
5.30%, 02/14/2012	1,200,000	1,090,820
6.15%, 04/01/2018	104,000	86,298
6.75%, 10/01/2037	1,000,000	652,839
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018 •	15,000	2,025
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	1,325,000	1,207,075
7.75%, 05/14/2038	575,000	473,957
Morgan Stanley:
5.625%, 01/09/2012	1,425,000	1,241,025
5.95%, 12/28/2017	1,125,000	902,620
6.625%, 04/01/2018	100,000	83,335
FRN, 5.23%, 10/15/2015	15,000	9,897

		9,142,976

Commercial Banks 3.9%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	773,902
FBOP Corp., 10.00%, 01/15/2009 144A	4,000,000	4,027,040
National City Corp., 5.80%, 06/07/2017	1,700,000	1,289,868
SunTrust Banks, Inc., 6.00%, 09/11/2017	1,300,000	1,079,356

		7,170,166

Consumer Finance 2.2%
American Express Credit Co., 7.30%, 08/20/2013	55,000	48,594
American Water Capital Corp., 6.09%, 10/15/2017	850,000	658,081
Daimler Financial Services AG, 4.875%, 06/15/2010	100,000	85,975
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	345,000	256,157
5.80%, 01/12/2009	80,000	74,177
9.75%, 09/15/2010	75,000	51,022
General Electric Capital Corp.:
5.625%, 05/01/2018	40,000	32,987
5.875%, 01/14/2038	85,000	60,806
6.15%, 08/07/2037	20,000	14,747
General Motors Acceptance Corp., LLC:
5.85%, 01/14/2009	50,000	46,463
6.875%, 09/15/2011	250,000	146,495
6.875%, 08/28/2012	200,000	109,539
7.75%, 01/19/2010	85,000	63,681
8.00%, 11/01/2031	190,000	86,270
FRN, 4.05%, 05/15/2009	190,000	165,589

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
International Lease Finance Corp.:
4.375%, 11/01/2009	$10,000	$8,411
4.75%, 07/01/2009	10,000	8,825
4.75%, 01/13/2012	10,000	6,563
4.875%, 09/01/2010	40,000	28,021
5.125%, 11/01/2010	15,000	10,329
5.75%, 06/15/2011	17,000	11,655
6.375%, 03/15/2009	13,000	11,848
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,373,377
Sprint Capital Corp., 6.875%, 11/15/2028	1,180,000	691,689

		4,051,301

Diversified Financial Services 0.8%
Citigroup, Inc.:
5.50%, 08/27/2012	650,000	602,010
6.50%, 08/19/2013	50,000	47,446
JPMorgan Chase & Co., 6.40%, 05/15/2038	750,000	645,812
Leucadia National Corp.:
7.125%, 03/15/2017	15,000	12,900
8.125%, 09/15/2015	190,000	169,100

		1,477,268

Insurance 0.5%
Prudential Financial, Inc., 6.10%, 06/15/2017	1,200,000	964,348

Real Estate Investment Trusts (REITs) 3.0%
BRE Properties, Inc., 5.50%, 03/15/2017	1,200,000	796,801
Camden Property Trust, 5.00%, 06/15/2015	3,500,000	2,466,867
Colonial Realty, Ltd., 6.25%, 06/15/2014	1,370,000	1,220,597
ERP Operating, LP, 5.75%, 06/15/2017	1,000,000	682,494
Host Marriott Corp.:
7.125%, 11/01/2013	110,000	86,900
Ser. Q, 6.75%, 06/01/2016	120,000	87,600
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	65,000	54,275
7.00%, 01/15/2016	105,000	83,738
Ventas, Inc., 7.125%, 06/01/2015	45,000	39,150

		5,518,422

Thrifts & Mortgage Finance 0.1%
Residential Capital, LLC:
8.50%, 05/15/2010 144A	30,000	14,700
9.625%, 05/15/2015 144A	92,000	23,460

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Thrifts & Mortgage Finance continued
Residential Capital, LLC:
Step Bond:
8.125%, 11/21/2008 ††	$25,000	$23,250
8.375%, 06/30/2010 ††	195,000	42,900

		104,310

HEALTH CARE 1.8%
Biotechnology 0.7%
Amgen, Inc., 6.375%, 06/01/2037	1,500,000	1,215,582

Health Care Providers & Services 1.1%
HCA, Inc., 9.25%, 11/15/2016	295,000	251,487
Humana, Inc., 7.20%, 06/15/2018	65,000	52,015
Omnicare, Inc., 6.125%, 06/01/2013	165,000	136,125
UnitedHealth Group, Inc., 5.375%, 03/15/2016	1,000,000	754,557
WellPoint, Inc., 6.375%, 06/15/2037	1,300,000	932,584

		2,126,768

INDUSTRIALS 0.8%
Aerospace & Defense 0.4%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	45,000	37,350
DRS Technologies, Inc.:
6.625%, 02/01/2016	65,000	64,675
7.625%, 02/01/2018	10,000	9,950
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	560,000	462,000
6.375%, 10/15/2015	185,000	154,475

		728,450

Building Products 0.0%
Ply Gem Industries, Inc., 11.75%, 06/15/2013 144A	20,000	13,300

Commercial Services & Supplies 0.2%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	105,000	79,275
9.25%, 05/01/2021	95,000	89,775
Corrections Corporation of America, 6.75%, 01/31/2014	5,000	4,350
Geo Group, Inc., 8.25%, 07/15/2013	5,000	4,400
Mobile Mini, Inc., 6.875%, 05/01/2015	70,000	50,750
Toll Corp.:
8.25%, 02/01/2011	125,000	108,750
8.25%, 12/01/2011	5,000	4,275

		341,575

Machinery 0.1%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	260,000	167,700

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.1%
CSX Corp., 8.375%, 10/15/2014	$45,000	$45,221
Kansas City Southern, 7.50%, 06/15/2009	50,000	48,250

		93,471

Trading Companies & Distributors 0.0%
United Rentals, Inc., 6.50%, 02/15/2012	50,000	35,250

INFORMATION TECHNOLOGY 0.3%
Communications Equipment 0.0%
EchoStar Corp.:
6.625%, 10/01/2014	25,000	20,125
7.125%, 02/01/2016	10,000	8,075
7.75%, 05/31/2015	25,000	20,437

		48,637

Electronic Equipment & Instruments 0.2%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	50,000	44,750
Jabil Circuit, Inc., 8.25%, 03/15/2018	270,000	206,550
Sanmina-SCI Corp., 8.125%, 03/01/2016	5,000	3,175

		254,475

IT Services 0.1%
First Data, 9.875%, 09/24/2015	5,000	3,225
Lender Processing Services, Inc., 8.125%, 07/01/2016	40,000	34,400
SunGard Data Systems, Inc., 4.875%, 01/15/2014	135,000	104,625
Unisys Corp., 6.875%, 03/15/2010	55,000	42,694

		184,944

Semiconductors & Semiconductor Equipment 0.0%
Spansion, Inc., FRN, 5.94%, 06/01/2013 144A	120,000	26,400

MATERIALS 0.6%
Chemicals 0.2%
ARCO Chemical Co.:
9.80%, 02/01/2020	120,000	57,000
10.25%, 11/01/2010	10,000	9,350
Huntsman, LLC:
7.375%, 01/01/2015	15,000	13,125
11.625%, 10/15/2010	85,000	84,362
Koppers Holdings, Inc.:
9.875%, 10/15/2013	10,000	9,050
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	95,000	76,475
Millenium America, Inc., 7.625%, 11/15/2026	95,000	19,475
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	5,000	2,825
10.125%, 12/01/2014	120,000	58,200

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Mosaic Co.:
7.30%, 01/15/2028	$60,000	$42,857
7.625%, 12/01/2016 144A	80,000	69,962
Tronox Worldwide, LLC, 9.50%, 12/01/2012	95,000	21,375

		464,056

Construction Materials 0.1%
CPG International, Inc.:
10.50%, 07/01/2013	160,000	104,000
FRN, 9.90%, 07/01/2012	35,000	22,575
CRH America, Inc., 8.125%, 07/15/2018	25,000	20,575
Texas Industries, Inc., 7.25%, 07/15/2013 144A	25,000	19,750

		166,900

Containers & Packaging 0.1%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014	23,000	12,075
Exopack Holding Corp., 11.25%, 02/01/2014	135,000	104,625
Graphic Packaging International, Inc., 8.50%, 08/15/2011	95,000	79,800
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	30,000	15,450

		211,950

Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	25,000	20,023
8.375%, 04/01/2017	140,000	110,052

		130,075

Paper & Forest Products 0.1%
Georgia Pacific Corp.:
8.125%, 05/15/2011	30,000	25,500
8.875%, 05/15/2031	5,000	3,250
International Paper Co., 7.95%, 06/15/2018	115,000	93,284
Verso Paper Holdings, LLC, 9.125%, 08/01/2014	125,000	66,875

		188,909

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 0.5%
Citizens Communications Co., 7.875%, 01/15/2027	50,000	25,250
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A	15,000	10,650
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	750,000	639,279
Qwest Corp.:
6.50%, 06/01/2017	50,000	36,000
7.50%, 06/15/2023	35,000	22,750
7.875%, 09/01/2011	130,000	113,425
8.875%, 03/15/2012	65,000	57,200

		904,554

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.0%
AT&T Wireless, 8.125%, 05/01/2012	$1,600,000	$1,587,232
Centennial Communications Corp., 8.125%, 02/01/2014	100,000	86,000
Cricket Communications, Inc., 9.375%, 11/01/2014	65,000	53,138
Sprint Nextel Corp.:
6.90%, 05/01/2019	25,000	17,654
Ser. D, 7.375%, 08/01/2015	130,000	71,537
Ser. E, 6.875%, 10/31/2013	60,000	34,650

		1,850,211

UTILITIES 0.8%
Electric Utilities 0.8%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	165,000	151,800
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	348,000	341,286
CMS Energy Corp., 8.50%, 04/15/2011	15,000	14,389
Edison Mission Energy, 7.00%, 05/15/2017	5,000	3,981
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	105,000	81,375
11.25%, 11/01/2017 144A	60,000	37,800
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	43,843	39,021
Mirant North America, LLC, 7.375%, 12/31/2013	215,000	188,931
NRG Energy, Inc., 7.375%, 02/01/2016	150,000	129,750
Orion Power Holdings, Inc., 12.00%, 05/01/2010	205,000	198,850
Public Service Company of New Mexico, 7.95%, 04/01/2015	20,000	16,343
Reliant Energy, Inc.:
6.75%, 12/15/2014	210,000	184,013
7.625%, 06/15/2014	20,000	15,500
7.875%, 06/15/2017	5,000	3,850

		1,406,889

Independent Power Producers & Energy Traders 0.0%
AES Corp.:
8.00%, 10/15/2017	5,000	3,875
8.00%, 06/01/2020 144A	30,000	22,200

		26,075

Multi-Utilities 0.0%
PNM Resources, Inc., 9.25%, 05/15/2015	15,000	12,525

Total Corporate Bonds (cost $60,039,015)		48,373,443

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 2.4%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	170,000	153,591

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
CONSUMER STAPLES 0.2%
Beverages 0.0%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	50,000	$79,133

Food & Staples Retailing 0.2%
Carrefour SA, 3.625%, 05/06/2013 EUR	250,000	290,549

FINANCIALS 1.6%
Capital Markets 0.1%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	65,000	94,737

Commercial Banks 0.6%
KfW Bankengruppe, 15.50%, 01/25/2010 TRY	240,000	145,539
Kreditanstalt fur Wiederaufbau:
5.25%, 01/12/2012 GBP	65,000	106,935
6.375%, 02/17/2015 NZD	585,000	343,503
Landwirtschaftliche Rentenbank:
4.375%, 11/27/2017 EUR	150,000	188,143
5.75%, 01/21/2015 AUD	610,000	404,268

		1,188,388

Consumer Finance 0.5%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	250,000	322,868
BMW Finance Corp., 4.25%, 01/22/2014 EUR	300,000	314,379
Toyota Motor Credit Corp., 5.125%, 01/17/2012 GBP	205,000	328,424
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	50,000	46,430

		1,012,101

Diversified Financial Services 0.3%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	100,000	103,930
European Investment Bank:
3.625%, 10/15/2013 EUR	70,000	87,324
6.00%, 07/15/2009 NZD	450,000	261,835
General Electric Capital Corp., 3.375%, 02/08/2012 EUR	120,000	134,488

		587,577

Thrifts & Mortgage Finance 0.1%
Totalkredit, FRN, 5.68%, 01/01/2015 DKK	596,874	99,801

INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	70,000	56,340

Machinery 0.0%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	50,000	49,230

MATERIALS 0.1%
Containers & Packaging 0.1%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	70,000	69,924

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
MATERIALS continued
Metals & Mining 0.0%
New World Resources NV, 7.375%, 05/15/2015 EUR	60,000	$44,283

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
France Telecom, 7.50%, 03/14/2011 GBP	270,000	454,634

UTILITIES 0.1%
Multi-Utilities 0.1%
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	200,000	205,111

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $5,561,654)		4,385,399

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 5.4%
Australia:
6.00%, 05/01/2012 AUD	400,000	270,136
6.00%, 10/14/2015 AUD	670,000	454,664
6.00%, 02/15/2017 AUD	300,000	212,140
Brazil:
7.375%, 02/03/2015 EUR	60,000	67,761
10.25%, 01/10/2028 BRL	350,000	113,531
Canada, 4.25%, 02/27/2013 EUR	100,000	127,518
Colombia, 11.50%, 05/31/2011 EUR	50,000	64,929
France:
2.25%, 07/25/2020 EUR	456,561	534,131
3.75%, 04/25/2017 EUR	400,000	492,428
4.25%, 04/25/2019 EUR	755,000	946,963
Germany, 4.25%, 07/04/2018 EUR	670,000	875,591
Hungary, 6.75%, 04/12/2010 HUF	20,500,000	93,786
Korea, 5.25%, 03/10/2027 KRW	465,000,000	349,308
Malaysia:
3.83%, 09/28/2011 MYR	1,450,000	406,973
3.87%, 04/13/2010 MYR	650,000	183,180
Mexico:
4.25%, 06/16/2015 EUR	100,000	101,590
5.50%, 02/17/2020 EUR	320,000	315,580
8.00%, 12/07/2023 MXN	5,200,000	380,656
10.00%, 12/05/2024 MXN	2,015,000	174,310
Morocco, 5.375%, 06/27/2017 EUR	65,000	65,643
Netherlands, 4.00%, 07/15/2016 EUR	850,000	1,063,420
Norway, 5.00%, 05/15/2015 NOK	3,900,000	613,173
Philippines, 6.25%, 03/15/2016 EUR	200,000	212,507
Singapore, 4.375%, 01/15/2009 SGD	595,000	403,925
South Africa, 5.25%, 05/16/2013 EUR	100,000	97,466

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
Sweden, 3.75%, 08/12/2017 SEK	2,850,000	$377,181
Turkey, 4.75%, 07/06/2012 EUR	290,000	308,681
Ukraine, 4.95%, 10/13/2015 EUR	50,000	25,450
United Kingdom, 5.00%, 03/07/2012 GBP	280,000	471,788

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $11,680,819)		9,804,409

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.2%
FIXED-RATE 1.2%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	$3,255,000	2,170,547
Harborview NIM Corp., Ser. 2006-14, Class N2, 8.35%, 03/19/2038 144A ☐	469,183	79,522

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $3,634,428)		2,250,069

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 13.5%
FIXED-RATE 6.3%
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	1,630,624	1,082,454
CSMC Mtge. Backed Trust, Ser. 2007-4R, Class 1A1, 5.69%, 10/26/2036 144A	405,000	306,747
First Horizon Mtge. Pass Through Trust, Ser. 2007-AR2, Class 2A1, 5.88%, 07/25/2037	2,666,751	1,735,016
GSAA Home Equity Trust, Ser. 2007-10, Class A1A, 6.00%, 11/25/2037	1,259,162	818,259
GSR Mtge. Loan Trust, Ser. 2006-8F, Class 4A3, 6.50%, 09/25/2036	580,000	494,561
Morgan Stanley Capital I, Inc., Ser. 2007-13, Class 5A1, 5.50%, 10/25/2037	3,413,753	2,179,952
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	747,749	517,712
Residential Accredited Loans, Inc., Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	855,537	511,885
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.64%, 03/25/2035	2,896,449	2,145,857
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.59%, 07/25/2036	2,326,066	1,727,134

		11,519,577

FLOATING-RATE 7.2%
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 3.625%, 09/25/2046	135,806	71,750
Ser. 2007-1, Class A1, 3.37%, 02/25/2047	25,593	12,023
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-7, Class 2A3A, 5.16%, 09/25/2035	2,948,739	2,236,866
Lehman XS Trust, Ser. 2006-18N, Class A5A, 3.43%, 12/25/2036	145,000	76,624
MASTR Adjustable Rate Mtge. Trust, Ser. 2006-OA2, Class 4A1B, 4.06%, 12/25/2046	54,629	24,414
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.89%, 05/25/2046 144A	2,369,477	2,017,002
Merrill Lynch Countrywide Comml. Mtge. Trust, Ser. 2007-8,Class A3, 5.96%, 07/12/2017	3,530,000	2,703,819

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Residential Funding Mtge. Securities, Ser. 2007-SA3, Class 2A1, 5.77%, 07/27/2037	$3,323,542	$2,118,726
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR02, Class A1A, 3.61%, 04/25/2046	403,893	214,041
Ser. 2006-AR09, Class 2A, 3.51%, 11/25/2046	50,246	23,217
Ser. 2006-AR17, Class 1A1B, 3.48%, 12/25/2046	2,356,743	922,558
Ser. 2007-HY7, Class 3A2, 5.90%, 07/25/2037	2,746,804	1,870,231
Ser. 2007-OA5, Class 1A1B, 3.42%, 06/25/2047	2,118,559	807,920

		13,099,191

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $36,044,305)		24,618,768

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
FIXED-RATE 0.1%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027	217,752	217,113

FLOATING-RATE 0.2%
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B4, 5.43%, 11/19/2034	2,350,369	300,717
Ser. 2005-8, Class 2B3, 5.02%, 09/19/2035 ☐	1,057,969	107,035

		407,752

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $3,096,429)		624,865

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Bond, 6.00%, 02/15/2026	1,495,000	1,704,651
U.S. Treasury Note, 4.00%, 08/15/2018	1,975,000	1,978,241

Total U.S. Treasury Obligations (cost $3,768,762)		3,682,892

YANKEE OBLIGATIONS – CORPORATE 3.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	5,000	4,463

CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	115,000	108,675

Food Products 0.0%
Sadia Overseas, Ltd., 6.875%, 05/24/2017 144A	100,000	61,000

ENERGY 0.3%
Energy Equipment & Services 0.1%
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	180,000	126,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
ENERGY continued
Oil, Gas & Consumable Fuels 0.2%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	$55,000	$38,775
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016	40,000	16,191
9.50%, 12/01/2016 144A	410,000	170,150
OPTI Canada, Inc., 7.875%, 12/15/2014	245,000	148,225

		373,341

FINANCIALS 0.3%
Consumer Finance 0.1%
Avago Technologies Finance, Ltd., FRN, 8.31%, 06/01/2013	30,000	25,687
KazMunaiGaz Finance Sub BV, 8.375%, 07/02/2013 144A	100,000	67,500
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	25,000	16,875
Virgin Media Finance plc, 8.75%, 04/15/2014	10,000	7,050

		117,112

Diversified Financial Services 0.2%
Corporacion Andina De Fomento, 5.75%, 01/12/2017	55,000	41,666
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	245,000	169,050
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033 +	1,000,000	11,970
Ship Finance International, Ltd., 8.50%, 12/15/2013	115,000	91,569
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 5.09%, 01/25/2035 144A	1,000,000	194,750

		509,005

INDUSTRIALS 0.1%
Road & Rail 0.1%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	160,000	126,000
9.375%, 05/01/2012	135,000	114,750

		240,750

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Nortel Networks Corp.:
10.75%, 07/15/2016 144A	175,000	93,187
FRN, 9.00%, 07/15/2011	25,000	13,688

		106,875

MATERIALS 0.7%
Metals & Mining 0.7%
ArcelorMittal SA, 5.375%, 06/01/2013 144A	1,200,000	976,010
Evraz Group SA, 9.50%, 04/24/2018 144A	100,000	42,500
Novelis, Inc., 7.25%, 02/15/2015	250,000	168,750
Vedanta Resource plc, 9.50%, 07/18/2018 144A	165,000	73,425

		1,260,685

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS continued
Paper & Forest Products 0.0%
Cascades, Inc., 7.25%, 02/15/2013	$40,000	$22,400

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.5%
Telecom Italia SpA, 6.20%, 07/18/2011	200,000	169,797
Telefonica Emisiones, 7.05%, 06/20/2036	1,000,000	794,850

		964,647

Wireless Telecommunication Services 0.7%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	30,000	24,000
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	95,000	83,125
8.875%, 01/15/2015 144A	65,000	55,575
Vimpel Communications:
8.25%, 05/23/2016	100,000	51,250
8.25%, 05/23/2016 144A	100,000	51,500
8.375%, 04/30/2013 144A	15,000	9,007
9.125%, 04/30/2018 144A	115,000	59,494
Vodafone Group plc, 5.625%, 02/27/2017	1,200,000	981,100

		1,315,051

UTILITIES 0.2%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	115,000	107,953

Multi-Utilities 0.1%
National Power Corp.:
6.875%, 11/02/2016	200,000	135,644
FRN, 7.06%, 08/23/2011	130,000	108,604

		244,248

Total Yankee Obligations – Corporate (cost $8,988,202)		5,562,205

YANKEE OBLIGATIONS – GOVERNMENT 1.4%
Argentina, 12.25%, 06/19/2018 •	159,188	28,654
Brazil:
7.125%, 01/20/2037	370,000	341,695
8.25%, 01/20/2034	410,000	399,750
Chile, 7.125%, 01/11/2012	125,000	131,762
China, 4.75%, 10/29/2013	100,000	94,609
Colombia:
7.375%, 01/27/2017	100,000	90,500
8.125%, 05/21/2024	175,000	160,125
Emirates of Abu Dhabi, 5.50%, 08/02/2012	200,000	195,770
Indonesia, 6.75%, 03/10/2014	90,000	62,100
Mexico, 8.375%, 01/14/2011	190,000	201,875

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – GOVERNMENT continued
Peru:
8.375%, 05/03/2016	$275,000	$268,125
8.75%, 11/21/2033	35,000	32,025
Russia:
11.00%, 07/24/2018	55,000	68,887
Sr. Disc. Note, Step Bond, 7.50%, 03/31/2030 †	147,000	128,717
Turkey, 7.00%, 09/26/2016	200,000	163,000
Venezuela, 10.75%, 09/19/2013	180,000	123,300

Total Yankee Obligations – Government (cost $3,044,453)		2,490,894

	Shares	Value

PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
First Republic Capital Corp., 10.50% 144A (cost $55,855)	50	38,500

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.0%
INFORMATION TECHNOLOGY 0.0%
Communications Equipment 0.0%
Nortel Networks Corp., 2.125%, 04/15/2014 (cost $36,685)	$55,000	19,525

	Shares	Value

CLOSED END MUTUAL FUND SHARES 2.3%
Blackrock Core Bond Trust	63,250	604,037
BlackRock Income Opportunity Trust	75,485	615,958
BlackRock Income Trust	80,175	440,161
MFS Charter Income Trust	108,400	772,892
MFS Intermediate Income Trust	113,237	670,363
MFS Multimarket Income Trust	100,954	474,484
Putnam Premier Income Trust	105,043	504,206
Van Kampen Bond Fund	5,325	76,574

Total Closed End Mutual Fund Shares (cost $4,822,778)		4,158,675

	Principal Amount	Value

LOANS 0.4%
CONSUMER DISCRETIONARY 0.2%
Ford Motor Co., FRN, 7.59%, 12/15/2013 <	$109,746	60,753
General Motors Corp., FRN, 5.80%, 11/29/2013 <	119,734	66,484

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

LOANS continued
CONSUMER DISCRETIONARY continued
Idearc, Inc.
FRN, 5.12%-5.77%, 11/17/2014	$76,686	$31,058
N/A, 11/13/2013 <	10,000	4,276
Newsday, LLC, 9.75%, 07/15/2013	35,000	29,018
Tropicana Entertainment, LLC, FRN, 7.25%, 01/03/2012	190,000	87,400

		278,989

CONSUMER STAPLES 0.0%
Merisant Co., FRN, 6.30%, 01/11/2010	54,899	50,831

ENERGY 0.0%
Semgroup Energy Partners, N/A, 07/20/2012 <	50,000	38,954

FINANCIALS 0.0%
Realogy Corp., FRN, 09/01/2014	29,925	18,630

INDUSTRIALS 0.1%
Clarke American Corp., FRN, 6.26%-6.38%, 02/28/2014	129,020	84,722
Neff Corp., FRN, 6.40%, 11/30/2014	185,000	80,470

		165,192

MATERIALS 0.1%
Georgia Pacific Corp., N/A, 12/22/2012 <	25,000	20,766
Graham Packaging Co., 7.71%, 10/07/2011 <	25,000	19,657
Lyondell Chemical Co., FRN, 8.04%, 12/20/2014	339,173	203,965

		244,388

Total Loans (cost $1,150,752)		796,984

DEPOSITORY SHARES 1.2%
FINANCIALS 1.2%
Bank of America Corp., FRN, 8.00%, 12/29/2049	20,000	14,996
Citigroup, Inc., FRN, 8.40%, 04/29/2049	850,000	591,898
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	805,000	654,083
PNC Financial Services Group, Inc., 8.70%, 12/31/2049 144A	300,000	244,840
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 °	800,000	654,604

Total Depository Shares (cost $2,764,677)		2,160,421

	Shares	Value

SHORT-TERM INVESTMENTS 9.8%
MUTUAL FUND SHARES 9.8%
Evergreen Institutional Money Market Fund, Class I, 3.21% q ø ## (cost $17,867,052)	17,867,052	17,867,052

Total Investments (cost $258,169,970) 113.8%		207,313,572
Other Assets and Liabilities (13.8%)		(25,266,576)

Net Assets 100.0%		$182,046,996

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
††	The rate shown is the stated rate at the current period end.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

<	All or a portion of the position represents an unfunded loan commitment.
°

Investment in non-controlled affiliate. At October 31, 2008, the Fund owned shares of Wells Fargo & Co. with a cost basis of $800,000. The Fund did not earn any income from Wells Fargo & Co. for the period from October 3, 2008 to October 31, 2008.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
BRL	Brazil Real
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
MYR	Malaysian Ringgit
NIM	Net Interest Margin
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
TRY	Turkey New Lira

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2008*:

AAA	53.4%
AA	10.9%
A	10.7%
BBB	10.4%
BB	11.5%
B	2.8%
CCC	0.2%
NR	0.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of October 31, 2008*:

Less than 1 year	14.4%
1 to 3 year(s)	11.0%
3 to 5 years	10.2%
5 to 10 years	52.1%
10 to 20 years	6.6%
20 to 30 years	5.7%

100.0%

*	Calculations exclude equity securities, collateral from securities on loan and segregated cash and cash equivalents, as applicable.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $ 240,302,918)	$189,446,520
Investments in affiliated money market fund, at value (cost $ 17,867,052)	17,867,052

Total investments	207,313,572
Foreign currency, at value (cost $ 190,891)	186,480
Receivable for securities sold	24,006,871
Principal paydown receivable	99,051
Receivable for Fund shares sold	36,817
Dividends and interest receivable	2,696,545
Unrealized gains on forward foreign currency exchange contracts	1,588,854
Unrealized gains on credit default swap transactions	10,155
Receivable from investment advisor	2,077
Prepaid expenses and other assets	171,382

Total assets	236,111,804

Liabilities
Dividends payable	370,505
Payable for securities purchased	49,991,880
Payable for Fund shares redeemed	362,693
Unrealized losses on total return swap transactions	909,694
Unrealized losses on credit default swap transactions	1,869,385
Unrealized losses on forward foreign currency exchange contracts	188,382
Premiums received on credit default swap transactions	266,259
Distribution Plan expenses payable	4,547
Due to other related parties	4,092
Accrued expenses and other liabilities	97,371

Total liabilities	54,064,808

Net assets	$182,046,996

Net assets represented by
Paid-in capital	$277,760,757
Overdistributed net investment income	(273,268)
Accumulated net realized losses on investments	(43,148,540)
Net unrealized losses on investments	(52,291,953)

Total net assets	$182,046,996

Net assets consists of
Class A	$122,950,087
Class B	8,743,105
Class C	15,125,344
Class I	35,228,460

Total net assets	$182,046,996

Shares outstanding (unlimited number of shares authorized)
Class A	11,640,915
Class B	828,104
Class C	1,431,992
Class I	3,334,979

Net asset value per share
Class A	$10.56
Class A — Offering price (based on sales charge of 4.75%)	$11.09
Class B	$10.56
Class C	$10.56
Class I	$10.56

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2008 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $ 236)	$7,481,149
Income from affiliate	226,811
Dividends	214,965

Total investment income	7,922,925

Expenses
Advisory fee	516,949
Distribution Plan expenses
Class A	195,883
Class B	60,827
Class C	99,403
Administrative services fee	116,534
Transfer agent fees	287,051
Trustees’ fees and expenses	2,588
Printing and postage expenses	31,924
Custodian and accounting fees	68,533
Registration and filing fees	35,922
Professional fees	20,892
Other	5,282

Total expenses	1,441,788
Less: Expense reductions	(527)
Fee waivers	(305,165)

Net expenses	1,136,096

Net investment income	6,786,829

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(6,765,338)
Foreign currency related transactions	57,608
Credit default swap transactions	(2,441,540)
Total return swap transactions	(2,294,707)

Net realized losses on investments	(11,443,977)
Net change in unrealized gains or losses on investments	(39,261,425)

Net realized and unrealized gains or losses on investments	(50,705,402)

Net decrease in net assets resulting from operations	$(43,918,573)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008		Year Ended
	(unaudited)		April 30, 2008

Operations
Net investment income		$6,786,829		$14,337,171
Net realized losses on investments		(11,443,977)		(7,394,918)
Net change in unrealized gains or losses on investments		(39,261,425)		(13,145,686)

Net decrease in net assets resulting from operations		(43,918,573)		(6,203,433)

Distributions to shareholders from
Net investment income
Class A		(4,415,338)		(6,841,784)
Class B		(295,536)		(438,612)
Class C		(484,181)		(691,872)
Class I		(1,305,422)		(2,077,072)
Tax return of capital
Class A		0		(2,666,944)
Class B		0		(214,425)
Class C		0		(338,870)
Class I		0		(757,769)

Total distributions to shareholders		(6,500,477)		(14,027,348)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	90,765	1,165,218	645,781	9,130,480
Class B	23,858	310,359	207,305	2,925,612
Class C	28,559	344,488	225,175	3,194,094
Class I	24,866	309,606	62,125	874,257

		2,129,671		16,124,443

Net asset value of shares issued in reinvestment of distributions
Class A	244,124	3,002,563	449,451	6,347,504
Class B	15,567	192,053	29,046	410,033
Class C	24,516	301,609	44,486	628,139
Class I	58,414	718,096	108,074	1,526,367

		4,214,321		8,912,043

Automatic conversion of Class B shares to Class A shares
Class A	18,791	238,512	51,162	717,162
Class B	(18,791)	(238,512)	(51,162)	(717,162)

		0		0

Payment for shares redeemed
Class A	(1,226,313)	(15,208,685)	(2,435,890)	(34,383,483)
Class B	(209,152)	(2,584,484)	(283,010)	(3,986,296)
Class C	(240,031)	(2,953,355)	(322,517)	(4,543,748)
Class I	(304,641)	(3,849,224)	(522,589)	(7,353,155)

		(24,595,748)		(50,266,682)

Net decrease in net assets resulting from capital share transactions		(18,251,756)		(25,230,196)

Total decrease in net assets		(68,670,806)		(45,460,977)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	October 31, 2008	Year Ended
	(unaudited)	April 30, 2008

Net assets
Beginning of period	$250,717,802	$296,178,779

End of period	$182,046,996	$250,717,802

Overdistributed net investment income	$(273,268)	$(323,900)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Core Plus Bond Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

f. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

g. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

h. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

i. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

j. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. As guarantor, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As counterparty, the Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

k. Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

l. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

m. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

n. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

o. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, whollyowned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the six months ended October 31, 2008, the advisory fee was equivalent to 0.44% of the Fund’s average daily net assets (on an annualized basis).

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is also an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

On October 3, 2008, Wells Fargo & Company (“Wells Fargo”) and Wachovia announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory agreements between EIMC and the Fund’s sub-advisors would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and interim sub-advisory agreements with each sub-advisor with the same terms and conditions as the existing agreements, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $305,165.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended October 31, 2008, the administrative services fee was equivalent to 0.10% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended October 31, 2008, EIS received $1,415 from the sale of Class A shares and $23,505 and $924 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2008:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$118,308,917	$102,441,548	$128,407,566	$106,923,126

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$25,708,619	$1,400,472
Level 2 – Other Significant Observable Inputs	181,032,982	(2,768,924)
Level 3 – Significant Unobservable Inputs	571,971	0

Total	$207,313,572	$(1,368,452)

*	Other financial instruments include forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of May 1, 2008	$2,379,017
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(862,413)
Net purchases (sales)	(592,541)
Transfers in and/or out of Level 3	(352,092)

Balance as of October 31, 2008	$571,971

As of October 31, 2008, the Fund had unfunded loan commitments of $117,135.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At October 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at October 31, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

11/04/2008	50,877,970	JPY	$517,789	$470,000	$47,789
11/04/2008	205,539,570	JPY	2,091,795	1,935,000	156,795
12/15/2008	451,514	EUR	573,784	562,000	11,784
02/04/2009	203,982,000	JPY	2,069,407	2,089,123	(19,716)

Exchange Date	Contracts to Receive		U.S. Value at October 31, 2008	In Exchange for		U.S. Value at October 31, 2008	Unrealized Gain (Loss)

11/04/2008	203,047,000	JPY	$2,066,426	1,300,000	EUR	$1,654,249	$412,177
11/04/2008	30,400,000	JPY	309,383	198,211	EUR	252,223	57,160
11/04/2008	663,287	EUR	844,033	91,600,000	JPY	932,221	(88,188)
11/04/2008	530,000	EUR	674,425	72,782,250	JPY	740,711	(66,286)
11/04/2008	595,424	EUR	757,677	69,094,750	JPY	702,878	54,799
11/13/2008	31,497,000	JPY	320,649	151,065	GBP	243,826	76,823
11/13/2008	65,969,905	JPY	671,594	347,000	GBP	560,075	111,519
11/19/2008	39,000,000	JPY	397,116	513,834	NZD	299,428	97,688
12/15/2008	78,601,600	JPY	801,333	1,120,000	AUD	741,231	60,102
12/15/2008	210,000	AUD	138,981	14,712,600	JPY	149,993	(11,012)
01/21/2009	72,436	EUR	91,997	19,460,000	HUF	95,177	(3,180)
01/21/2009	19,460,000	HUF	95,177	70,380	EUR	89,385	5,792

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at October 31, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

11/04/2008	203,982,290	JPY	$2,075,944	$2,080,178	$4,234
11/04/2008	52,435,250	JPY	533,638	562,685	29,047
11/12/2008	545,000	NZD	317,886	376,786	58,900
11/12/2008	575,000	AUD	381,714	506,345	124,631
11/12/2008	866,493	EUR	1,102,254	1,300,000	197,746
12/15/2008	600,000	EUR	762,479	820,500	58,021
12/15/2008	215,000	GBP	346,383	370,230	23,847

During the six months ended October 31, 2008 the Fund loaned securities to certain brokers and earned $10,860 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At October 31, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

12/20/2013	Deutsche Bank	Expedia, Inc., 7.46%,	$40,000	3.50%	Quarterly	$2,006
		08/01/2018
12/20/2013	Goldman Sachs	Humana, Inc., 7.46%,	40,000	3.75%	Quarterly	(1,488)
		12/22/2008
12/20/2013	Goldman Sachs	Sun Microsystems, Inc.,	40,000	1.55%	Quarterly	(184)
		0.75%, 02/01/2014
12/20/2013	JPMorgan	Expedia, Inc., 7.46%,	20,000	5.35%	Quarterly	(485)
		08/01/2018
12/20/2013	UBS	Motorola, Inc., 6.50%,	25,000	2.58%	Quarterly	1,065
		09/01/2025
12/20/2013	UBS	Motorola, Inc., 6.50%,	35,000	2.55%	Quarterly	1,535
		09/01/2025
12/20/2013	UBS	Pulte Homes, Inc.,	15,000	2.43%	Quarterly	810
		5.25%, 01/15/2014
12/20/2013	UBS	Pulte Homes, Inc.,	55,000	2.45%	Quarterly	2,925
		5.25%, 01/15/2014

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

03/20/2009	CitiBank	AIG, 6.25%, 05/01/2036	$1,000,000	1.55%	Quarterly	$(66,268)
03/20/2009	Goldman Sachs	Morgan Stanley, 6.60%,	500,000	1.75%	Quarterly	(7,559)
		04/01/2012
09/10/2010	Goldman Sachs	Duke Realty, Ltd., 5.40%,	500,000	0.75%	Quarterly	(50,867)
		08/15/2014
06/20/2012	Morgan Stanley	Dow Jones CDX, North	984,000	0.35%	Quarterly	(58,339)
		American Investment
		Grade Index
09/20/2012	Morgan Stanley	Duke Realty, Ltd., 5.40%,	500,000	0.90%	Quarterly	(97,659)
		08/15/2014
06/20/2013	Bank of America	Dow Jones CDX, North	10,000	3.25%	Quarterly	583
		American Investment
		Grade Index
09/20/2013	Deutsche Bank	General Electric Co.,	15,000	4.00%	Quarterly	(709)
		4.25%, 05/15/2011
12/20/2013	CitiBank	General Electric Capital	5,000	4.90%	Quarterly	(75)
		Corp., 6.00%, 06/15/2012
12/20/2013	CitiBank	General Electric Capital	25,000	6.65%	Quarterly	1,231
		Corp., 6.00%, 06/15/2012
12/20/2013	Goldman Sachs	General Electric Capital	20,000	4.50%	Quarterly	(586)
		Corp., 6.00%, 06/15/2012
12/13/2049	CitiBank	CMBX North America	5,000	1.47%	Monthly	(589)
		AJ Index
12/13/2049	Deutsche Bank	CMBX North America	30,000	1.47%	Monthly	(4,503)
		AJ Index

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

12/13/2049	Goldman Sachs	CMBX North America	$ 45,000	1.47%	Monthly	$(7,878)
		AJ Index
12/13/2049	UBS	CMBX North America	200,000	0.27%	Monthly	(86,192)
		AA Index
12/25/2051	Goldman Sachs	CMBX North America	3,500,000	1.65%	Monthly	(1,486,004)
		AA Index

At October 31, 2008, the Fund had the following total return swap contracts outstanding:

Expiration	Notional Amount	Counterparty	Swap Description	Unrealized Gain (Loss)

03/01/2009	$5,950,000	JPMorgan	Agreement dated 08/27/2008 to receive the spread return on the Barclays CMBS AAA 8.5+yr Index plus 70 basis points multiplied by the notional amount and to pay the negative spread return.	$(909,694)

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $258,257,621. The gross unrealized appreciation and depreciation on securities based on tax cost was $696,176 and $51,640,225, respectively, with a net unrealized depreciation of $50,944,049.

As of April 30, 2008, the Fund had $31,625,704 in capital loss carryovers for federal income tax purposes expiring as follows:

		Expiration

2009	2010	2013	2015	2016

$14,769,764	$4,586,980	$4,295,612	$3,669,132	$4,304,216

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2008, the Fund incurred and elected to defer post-October losses of $10,904.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended October 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period . FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In September 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FASB Staff Position (1) amends FASB Statement No. 133 to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument (2) amends FASB Interpretation No. 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee and (3) clarifies the effective date of FAS 161. Management of the Fund does not believe the adoption of this FASB Staff Position will materially impact the financial statement amounts, but will require additional disclosures. This FASB Staff Position is effective for reporting periods (annual or interim) ending after November 15, 2008.

12. SUBSEQUENT EVENT

On June 8, 2009, EIMC and EIS reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $165,652,581 of net assets outstanding of which $91,806,172 (55.42%) of net assets were represented at the meeting.

Proposal 1a — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$83,568,661
Net assets voted “Against”	$3,019,103
Net assets voted “Abstain”	$5,218,408

Proposal 1b — To consider and act upon a new sub-advisory agreement with First International Advisors, LLC:

Net assets voted “For”	$82,790,188
Net assets voted “Against”	$3,590,032
Net assets voted “Abstain”	$5,425,835

Proposal 1c — To consider and act upon a new sub-advisory agreement with Tattersall Advisory Group, Inc.:

Net assets voted “For”	$82,268,266
Net assets voted “Against”	$3,523,920
Net assets voted “Abstain”	$6,013,917

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Tattersall Advisory Group, Inc. (“TAG”), First International Advisers, Inc., d/b/a Evergreen International Advisors (together with TAG, the “Sub-Advisors”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Core Plus Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC, the Sub-Advisors, and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisors with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and over-

ADDITIONAL INFORMATION (unaudited) continued

sight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisors. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions that hold fund

ADDITIONAL INFORMATION (unaudited) continued

shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisors formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisors were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they

ADDITIONAL INFORMATION (unaudited) continued

concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisors and EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, and ten-year periods ended December 31, 2007, the Fund’s Class I shares (the Fund’s oldest share class) had underperformed the Fund’s benchmark index, the Barclays Capital Aggregate Bond Index, and had outperformed the Fund’s benchmark index for the five-year period ended December 31, 2007. The Trustees also noted that the Fund’s Class I shares had performed in the third quintile of the mutual funds against which the Trustees compared the Fund’s performance for each of the periods except during the three-year period ended December 31, 2007, in which the Fund’s Class I shares performed in the second quintile.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees also noted that the Fund’s management fee was lower than the management fees paid by a majority of the mutual funds

ADDITIONAL INFORMATION (unaudited) continued

against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Investment Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses, including EIMC. As a result of this transaction, the funds’ investment advisory and sub-advisory agreements were expected to terminate. Accordingly, on October 20, 2008 the Board of Trustees approved interim investment advisory and sub-advisory agreements for the funds. In approving these interim advisory arrangements, the Trustees noted EIMC’s representation that the scope and quality of the services provided to the funds during the term of the interim contracts would be at least equivalent to the scope and quality of the services provided under the previous advisory agreements and that the terms of the interim agreements are substantially similar to the funds’ previous advisory agreements except that the interim agreements will be in effect for a period of no more than 150 days and certain advisory fees will be placed in escrow until new advisory agreements are approved.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[5] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[5] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[5] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Fund, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company (“Wells Fargo”). Wells Fargo and Wachovia Corporation announced on October 3, 2008 that Wells Fargo agreed to acquire Wachovia Corporation in a whole company transaction that will include the Fund’s investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
4	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
5	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564353 rv6 12/2008

Item 2 – Code of Ethics

Not required for this semi-annual filing.

Item 3 – Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 c Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)      Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: June 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: June 12, 2009

By: /s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: June 12, 2009